Royalty, stream and working interests - Rollforward (Details) $ in Millions	6 Months Ended
Jun. 30, 2019 USD ($)
Royalty, Stream and Working Interests, Net
Balance at beginning of period	$ 4,555.6
Acquisitions	133.4
Depletion	(118.1)
Impact of foreign exchange	24.9
Balance at end of period	4,595.8
Mineral Royalties
Royalty, Stream and Working Interests, Net
Balance at beginning of period	450.1
Depletion	(23.0)
Impact of foreign exchange	5.8
Balance at end of period	432.9
Streams
Royalty, Stream and Working Interests, Net
Balance at beginning of period	2,967.6
Depletion	(74.0)
Balance at end of period	2,893.6
Energy
Royalty, Stream and Working Interests, Net
Balance at beginning of period	966.6
Acquisitions	87.6
Depletion	(20.8)
Impact of foreign exchange	16.9
Balance at end of period	1,050.3
Advanced
Royalty, Stream and Working Interests, Net
Balance at beginning of period	129.8
Acquisitions	45.8
Depletion	(0.3)
Impact of foreign exchange	1.7
Balance at end of period	177.0
Exploration
Royalty, Stream and Working Interests, Net
Balance at beginning of period	41.5
Impact of foreign exchange	0.5
Balance at end of period	$ 42.0